Allowance for Loan and Lease Losses Nonaccrual Status (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 82,900		$ 151,653
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	671,918		1,168,732
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	56,517		68,924
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0		0
Government insured pool buyouts [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	0	[1],[2]	0	[1],[2]
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	671,918		1,168,732
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	1,005		4,985
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0		0
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	17,544		71,149
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0		0
Lease financing receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	4,527		2,010
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0		0
Home equity lines [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	3,270		4,246
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0		0
Consumer and credit card [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	37		339
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	$ 0		$ 0

[1]	(3) Non-performing government insured pool buyouts represent loans that are 90 days or greater past due but remain on accrual status as the interest earned is insured and thus collectible from the insuring governmental agency.
[2]	(2) For the periods ended December 31, 2013 and December 31, 2012, performing government insured pool buyouts included $350,312 and $553,902, respectively of ACI loans greater than 90 days past due and still accruing.